Shareholder Report, Holdings (Details)	Dec. 31, 2024
SmartETFs Smart Transportation & Technology ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	46.80%
SmartETFs Smart Transportation & Technology ETF | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	12.50%
SmartETFs Smart Transportation & Technology ETF | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	6.20%
SmartETFs Smart Transportation & Technology ETF | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.40%
SmartETFs Smart Transportation & Technology ETF | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	5.00%
SmartETFs Smart Transportation & Technology ETF | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.00%
SmartETFs Smart Transportation & Technology ETF | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.80%
SmartETFs Smart Transportation & Technology ETF | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
SmartETFs Smart Transportation & Technology ETF | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.20%
SmartETFs Smart Transportation & Technology ETF | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.10%
SmartETFs Smart Transportation & Technology ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	1.80%
SmartETFs Smart Transportation & Technology ETF | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	1.60%
SmartETFs Smart Transportation & Technology ETF | Tesla Inc
Holdings [Line Items]
Percent of Net Asset Value	5.57%
SmartETFs Smart Transportation & Technology ETF | Taiwan Semiconductor Manufacturing Co Ltd
Holdings [Line Items]
Percent of Net Asset Value	4.95%
SmartETFs Smart Transportation & Technology ETF | NVIDIA Corp
Holdings [Line Items]
Percent of Net Asset Value	4.67%
SmartETFs Smart Transportation & Technology ETF | Quanta Services Inc
Holdings [Line Items]
Percent of Net Asset Value	4.63%
SmartETFs Smart Transportation & Technology ETF | Alphabet Inc
Holdings [Line Items]
Percent of Net Asset Value	4.60%
SmartETFs Smart Transportation & Technology ETF | Amphenol Corp
Holdings [Line Items]
Percent of Net Asset Value	4.53%
SmartETFs Smart Transportation & Technology ETF | Eaton Corp PLC
Holdings [Line Items]
Percent of Net Asset Value	4.46%
SmartETFs Smart Transportation & Technology ETF | Volvo AB
Holdings [Line Items]
Percent of Net Asset Value	3.59%
SmartETFs Smart Transportation & Technology ETF | Analog Devices Inc
Holdings [Line Items]
Percent of Net Asset Value	3.43%
SmartETFs Smart Transportation & Technology ETF | Kia Corp
Holdings [Line Items]
Percent of Net Asset Value	3.24%
SmartETFs Sustainable Energy II ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	47.10%
SmartETFs Sustainable Energy II ETF | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.90%
SmartETFs Sustainable Energy II ETF | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.80%
SmartETFs Sustainable Energy II ETF | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.80%
SmartETFs Sustainable Energy II ETF | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.70%
SmartETFs Sustainable Energy II ETF | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.20%
SmartETFs Sustainable Energy II ETF | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	0.20%
SmartETFs Sustainable Energy II ETF | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	13.30%
SmartETFs Sustainable Energy II ETF | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	5.20%
SmartETFs Sustainable Energy II ETF | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	4.60%
SmartETFs Sustainable Energy II ETF | Britain
Holdings [Line Items]
Percent of Net Asset Value	2.50%
SmartETFs Sustainable Energy II ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
SmartETFs Sustainable Energy II ETF | Eaton Corp PLC
Holdings [Line Items]
Percent of Net Asset Value	4.80%
SmartETFs Sustainable Energy II ETF | Schneider Electric SE
Holdings [Line Items]
Percent of Net Asset Value	5.20%
SmartETFs Sustainable Energy II ETF | Iberdrola SA
Holdings [Line Items]
Percent of Net Asset Value	5.20%
SmartETFs Sustainable Energy II ETF | Hubbell Inc
Holdings [Line Items]
Percent of Net Asset Value	4.90%
SmartETFs Sustainable Energy II ETF | Nextera Energy Inc
Holdings [Line Items]
Percent of Net Asset Value	4.80%
SmartETFs Sustainable Energy II ETF | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	4.80%
SmartETFs Sustainable Energy II ETF | Siemens AG
Holdings [Line Items]
Percent of Net Asset Value	4.70%
SmartETFs Sustainable Energy II ETF | Legrand SA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
SmartETFs Sustainable Energy II ETF | Itron Inc
Holdings [Line Items]
Percent of Net Asset Value	4.20%
SmartETFs Sustainable Energy II ETF | Owens Corning
Holdings [Line Items]
Percent of Net Asset Value	3.80%
SmartETFs Asia Pacific Dividend Builder ETF | Financial
Holdings [Line Items]
Percent of Net Asset Value	42.54%
SmartETFs Asia Pacific Dividend Builder ETF | Technology
Holdings [Line Items]
Percent of Net Asset Value	17.06%
SmartETFs Asia Pacific Dividend Builder ETF | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	15.70%
SmartETFs Asia Pacific Dividend Builder ETF | Industrial
Holdings [Line Items]
Percent of Net Asset Value	10.74%
SmartETFs Asia Pacific Dividend Builder ETF | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.47%
SmartETFs Asia Pacific Dividend Builder ETF | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.15%
SmartETFs Asia Pacific Dividend Builder ETF | Taiwan Semiconductor Manufacturing Co Ltd
Holdings [Line Items]
Percent of Net Asset Value	3.30%
SmartETFs Asia Pacific Dividend Builder ETF | Ping An Insurance Group Co of China Ltd - H Shares
Holdings [Line Items]
Percent of Net Asset Value	3.40%
SmartETFs Asia Pacific Dividend Builder ETF | Industrial & Commercial Bank of China Ltd - H Shares
Holdings [Line Items]
Percent of Net Asset Value	3.30%
SmartETFs Asia Pacific Dividend Builder ETF | China Merchants Bank Co Ltd - H Shares
Holdings [Line Items]
Percent of Net Asset Value	3.30%
SmartETFs Asia Pacific Dividend Builder ETF | China Construction Bank Corp - H Shares
Holdings [Line Items]
Percent of Net Asset Value	3.20%
SmartETFs Asia Pacific Dividend Builder ETF | Broadcom Inc
Holdings [Line Items]
Percent of Net Asset Value	3.20%
SmartETFs Asia Pacific Dividend Builder ETF | China Resources Gas Group Ltd
Holdings [Line Items]
Percent of Net Asset Value	3.20%
SmartETFs Asia Pacific Dividend Builder ETF | Inner Mongolia Yili - A Shares
Holdings [Line Items]
Percent of Net Asset Value	3.10%
SmartETFs Asia Pacific Dividend Builder ETF | Tech Mahindra Ltd
Holdings [Line Items]
Percent of Net Asset Value	3.10%
SmartETFs Asia Pacific Dividend Builder ETF | DBS Group Holdings
Holdings [Line Items]
Percent of Net Asset Value	3.00%
SmartETFs Dividend Builder ETF | Financial
Holdings [Line Items]
Percent of Net Asset Value	15.53%
SmartETFs Dividend Builder ETF | Technology
Holdings [Line Items]
Percent of Net Asset Value	16.46%
SmartETFs Dividend Builder ETF | Industrial
Holdings [Line Items]
Percent of Net Asset Value	21.70%
SmartETFs Dividend Builder ETF | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	39.70%
SmartETFs Dividend Builder ETF | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.20%
SmartETFs Dividend Builder ETF | Taiwan Semiconductor Manufacturing Co Ltd
Holdings [Line Items]
Percent of Net Asset Value	3.44%
SmartETFs Dividend Builder ETF | Broadcom Inc
Holdings [Line Items]
Percent of Net Asset Value	4.51%
SmartETFs Dividend Builder ETF | Cisco Systems Inc
Holdings [Line Items]
Percent of Net Asset Value	3.47%
SmartETFs Dividend Builder ETF | BlackRock Inc
Holdings [Line Items]
Percent of Net Asset Value	3.26%
SmartETFs Dividend Builder ETF | Arthur J Gallagher & Co
Holdings [Line Items]
Percent of Net Asset Value	3.23%
SmartETFs Dividend Builder ETF | Aflac Inc
Holdings [Line Items]
Percent of Net Asset Value	3.18%
SmartETFs Dividend Builder ETF | AbbVie Inc
Holdings [Line Items]
Percent of Net Asset Value	3.09%
SmartETFs Dividend Builder ETF | Roche Holding AG
Holdings [Line Items]
Percent of Net Asset Value	3.06%
SmartETFs Dividend Builder ETF | Paychex Inc
Holdings [Line Items]
Percent of Net Asset Value	3.03%
SmartETFs Dividend Builder ETF | Emerson Electric Co
Holdings [Line Items]
Percent of Net Asset Value	3.01%